UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     September 30, 2012
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Merchants' Gate Capital LP
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Address:   712 Fifth Avenue, 44th Floor
           --------------------------------------------------
           New York, NY 10019
           --------------------------------------------------

Form 13F File Number:      028-12839
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Jason Capello
           --------------------------------------------------
Title:      Portfolio Manager
           --------------------------------------------------
Phone:      (212) 993-7040
           --------------------------------------------------

Signature, Place, and Date of Signing:

    /s/ Jason Capello          New York, NY           November 14, 2012
------------------------  -------------------------  --------------------
      [Signature]              [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                         Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   0
                                               -------------

Form 13F Information Table Entry Total:             26
                                               -------------

Form 13F Information Table Value Total:         $2,228,170
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

        NONE



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

                                                 Form 13F Information Table

          Column 1         Column 2   Column 3  Column 4       Column 5       Column 6  Column 7           Column 8
------------------------- ----------- --------- --------  ------------------ ---------- -------- -----------------------------
                            Title                 Value   Shares or Sh/ Put/ Investment  Other         Voting Authority
       Name of Issuer      of Class   CUSIP     (x$1000)   Prn Amt  Prn Call Discretion Managers   Sole     Shared     None
------------------------- ----------- --------- --------  --------- --- ---- ---------- -------- --------- --------- ---------

ADVANCE AUTO PARTS INC       COM      00751Y106  144,481  2,111,062  SH         SOLE             2,111,062

AIRGAS INC                   COM      009363102  191,946  2,332,275  SH         SOLE             2,332,275

AUTOZONE INC                 COM      053332102   39,500    106,851  SH         SOLE               106,851

BAKER HUGHES INC             COM      057224107  109,583  2,422,800  SH         SOLE             2,422,800

C H ROBINSON WORLDWIDE INC   COM      12541W209  166,900  2,849,100  SH         SOLE             2,849,100

CHESAPEAKE ENER CORP         COM      165167107   15,096      8,000  SH PUT     SOLE                 8,000

ECOLAB INC                   COM      278865100  185,337  2,859,702  SH         SOLE             2,859,702

EXPEDITORS INTL WASH INC     COM      302130109  225,723  6,209,700  SH         SOLE             6,209,700

GRAINGER W W INC             COM      384802104    2,301     11,042  SH         SOLE                11,042

MONSANTO CO NEW              COM      61166W101  116,302  1,277,768  SH         SOLE             1,277,768

NATIONAL OILWELL VARCO INC   COM      637071101  144,198     18,000  SH CALL    SOLE                18,000

NATIONAL OILWELL VARCO INC   COM      637071101   44,862      5,600  SH CALL    SOLE                 5,600

NATIONAL OILWELL VARCO INC   COM      637071101   30,085    375,550  SH         SOLE               375,550



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


          Column 1         Column 2   Column 3  Column 4       Column 5       Column 6  Column 7           Column 8
------------------------- ----------- --------- --------  ------------------ ---------- -------- -----------------------------
                            Title                 Value   Shares or Sh/ Put/ Investment  Other         Voting Authority
       Name of Issuer      of Class   CUSIP     (x$1000)   Prn Amt  Prn Call Discretion Managers   Sole     Shared     None
------------------------- ----------- --------- --------  --------- --- ---- ---------- -------- --------- --------- ---------

NVR INC                      COM      62944T105   98,152    116,225             SOLE               116,225

O REILLY AUTOMOTIVE INC NEW  COM      67103H107   22,365    267,456  SH         SOLE               267,456

PENNEY J C INC               COM      708160106   37,650     15,500  SH CALL    SOLE                15,500

PENNEY J C INC               COM      708160106   36,435     15,000  SH CALL    SOLE                15,000

PENNEY J C INC               COM      708160106   21,861      9,000  SH CALL    SOLE                 9,000

PENNEY J C INC               COM      708160106   49,163  2,023,993  SH         SOLE             2,023,993

PLAINS EXPL& PRODTN CO       COM      726505100   41,217  1,100,000  SH         SOLE             1,100,000

RYLAND GROUP INC             COM      783764103   12,000      4,000  SH PUT     SOLE                 4,000

SCHLUMBERGER LTD             COM      806857108  224,252  3,100,400  SH         SOLE             3,100,400

UNITED PARCEL SERVICE INC    CL B     911312106  125,248     17,500  SH CALL    SOLE                17,500

UNITED PARCEL SERVICE INC    CL B     911312106   93,041     13,000  SH CALL    SOLE                13,000

UNITED PARCEL SERVICE INC    CL B     911312106   32,207    450,000  SH         SOLE               450,000

WESTLAKE CHEM CORP           COM      960413102   18,265    250,000  SH         SOLE               250,000



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